Other Information (Detail Textuals) $ / shares in Units, € in Thousands, $ in Thousands, ₪ in Millions						12 Months Ended
	Mar. 20, 2019 USD ($)	Dec. 01, 2017 EUR (€)	Dec. 01, 2017 USD ($)	Aug. 09, 2016 USD ($)	Apr. 20, 2012 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€) Agreement	Dec. 31, 2016 EUR (€)	Mar. 21, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Aug. 31, 2016 $ / shares shares
Disclosure of transactions between related parties [line items]
Consideration paid (received)						€ 5,730		€ 0	€ 0
Purchase agreement PEAK6
Disclosure of transactions between related parties [line items]
Number of share issued | shares														5,000,000
Share issued price per share | shares														1.55
Warrant issued to purchase number of common stock | shares														7,500,000
Exercise price of warrants or rights | $ / shares														$ 1.74
Management services agreement peak6
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered | $				$ 1,500
Term of agreement				5 years
Quarterly amount of management fee | $				$ 375
Zoosk
Disclosure of transactions between related parties [line items]
Number of share issued | shares										12,980,000
Share issue related cost | $	$ 150,000
Share issued price per share | shares										11.53
Percentage of voting equity interests acquired										100.00%
Investments accounted for using equity method | $										$ 255,000
Consideration paid (received) | $	95,000
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities | $	$ 10,000
Secured Debt | Zoosk
Disclosure of transactions between related parties [line items]
Credit facility | $										$ 120,000
Affinitas GmbH
Disclosure of transactions between related parties [line items]
Payments of other equity instruments						5,730
Affinitas GmbH | Affinitas and rocket internet se agreement
Disclosure of transactions between related parties [line items]
Number of agreements | Agreement								2
Professional fees for the services rendered						25		€ 36	22
Professional fees payable						0		€ 5
Affinitas Phantom Share GmbH
Disclosure of transactions between related parties [line items]
Payments of other equity instruments						€ 1,641
Affinitas Phantom Share GmbH | eH Shareholder Loan
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties					€ 213
Percentage of share held by Rocket Internet SE						14.00%	14.00%
Rocket Khalil
Disclosure of transactions between related parties [line items]
Payments of other equity instruments						€ 1,377
David Khalil
Disclosure of transactions between related parties [line items]
Payments of other equity instruments						25
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of share held by Rocket Internet SE								25.00%
Stakeholders and officers of affinitas | Loan agreement
Disclosure of transactions between related parties [line items]
Amount of loan						0		€ 5,850
Interest incurred on loan						127		508	130
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered						313		50
Union Square Media Group, LLC
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered						739
Professional fees payable						223
Peak6 | Management services agreement peak6
Disclosure of transactions between related parties [line items]
Consideration for the termination of agreement								2,000				$ 2,400
Attorneys from city of santa monica and offices of district attorney
Disclosure of transactions between related parties [line items]
Payments for legal proceeding						67	$ 76
Legal proceedings provision						€ 502					$ 575
Attorneys from city of santa monica and offices of district attorney | Legal proceedings contingent liability
Disclosure of transactions between related parties [line items]
Civil penalties, restitution to consumers, investigative costs and legal fees		€ 1,300	$ 1,600
Upmarket and spark networks israel Ltd
Disclosure of transactions between related parties [line items]
Legal proceedings provision								€ 300					₪ 1.1
Non executive directors | Affinitas GmbH
Disclosure of transactions between related parties [line items]
Amount transfer and repaid by executives									€ 25